Stockholders' Equity (Details) - Schedule of outstanding and exercisable stock options - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	152,045	3,435,728	162,956
Stock Options Outstanding, Number of Shares	7 years 10 months 24 days	4 years 9 months 18 days	8 years 6 months
Stock Options Outstanding, Weighted Average Remaining Life in Years	101,759	3,435,728	93,337
49.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	2,500		2,500
Stock Options Outstanding, Number of Shares	7 years 8 months 12 days		7 years 10 months 24 days
Stock Options Outstanding, Weighted Average Remaining Life in Years	2,500		2,500
88.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	79,000		79,000
Stock Options Outstanding, Number of Shares	7 years 10 months 24 days		8 years 2 months 12 days
Stock Options Outstanding, Weighted Average Remaining Life in Years	59,689		54,422
151.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	21,800		21,800
Stock Options Outstanding, Number of Shares	8 years 3 months 18 days		8 years 7 months 6 days
Stock Options Outstanding, Weighted Average Remaining Life in Years	9,083		7,721
79.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	22,839		33,750
Stock Options Outstanding, Number of Shares	6 years 9 months 18 days		8 years 10 months 24 days
Stock Options Outstanding, Weighted Average Remaining Life in Years	18,673		17,318
27.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	25,906		25,906
Stock Options Outstanding, Number of Shares	9 years 1 month 6 days		9 years 4 months 24 days
Stock Options Outstanding, Weighted Average Remaining Life in Years	11,814		11,375
100.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		128,200
Stock Options Outstanding, Number of Shares		2 years 10 months 24 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		128,200
105.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		3,183
Stock Options Outstanding, Number of Shares		2 years 1 month 6 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		3,183
141.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		1,250
Stock Options Outstanding, Number of Shares		1 year 3 months 18 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		1,250
150.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		125,000
Stock Options Outstanding, Number of Shares		3 years 4 months 24 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		125,000
230.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		300,062
Stock Options Outstanding, Number of Shares		2 years 7 months 6 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		300,062
21.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		306,604
Stock Options Outstanding, Number of Shares		4 years 9 months 18 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		306,604
3.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price		2,571,429
Stock Options Outstanding, Number of Shares		5 years 2 months 12 days
Stock Options Outstanding, Weighted Average Remaining Life in Years		2,571,429